Tax Matters - Additional Information (Detail) S/ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	S/ 270,520		S/ 210,073	S/ 157,569
Temporary Tax Rate On Net Assets	0.4	0.4
Value Of Net Asset Which Exceeds To Be Deducted Under Temporary Taxrate On Net Assets	S/ 1,000,000
Statement That Entitys Conditions Subject To Temporary Tax On Net Assets Taxes	The ITAN rate is 0.4% for 2022 and 2024 applied to the amount of net assets that exceed S/ 1,000,000.	The ITAN rate is 0.4% for 2022 and 2024 applied to the amount of net assets that exceed S/ 1,000,000.
Revenue Threshold Limit Subject To Pillar Two Tax | €		€ 750
Pillar Two Tax Rate	15.00%
Percentage Of Tax Credit To Be Carry Forward	50
Current tax expense (income)	S/ 202,526		161,066	56,761
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	S/ 13,103		S/ 12,365	S/ 10,033
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	29.50%	29.50%
Value Added Tax Rate	18.00%	18.00%
LUXEMBOURG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	24.90%	24.90%
Value Added Tax Rate	17.00%	17.00%
COLOMBIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	35.00%	35.00%
Value Added Tax Rate	19.00%	19.00%
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%	30.00%
Value Added Tax Rate	16.00%	16.00%